Oct. 31, 2016
Federated Short-Intermediate Total Return Bond Fund

A Portfolio of Federated Institutional Trust

CLASS A SHARES (TICKER FGCAX)
INSTITUTIONAL SHARES (TICKER FGCIX)
SERVICE SHARES (TICKER FGCSX)
CLASS R6 SHARES (TICKER SRBRX)

SUPPLEMENT TO PROSPECTUS DATED OCTOBER 31, 2016

1. Under the section entitled "Fund Summary Information," please add the following to the end of the "Risk/ReturnSummary: Fees and Expenses" introductory paragraph:
“If you purchase the Fund's IS, SS or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.”